SCHEDULE OF NET REVENUE AND NET ASSETS (LIABILITIES) FOR OTHER SIGNIFICANT GEOGRAPHIC REGIONS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
UNITED STATES
Net Revenue	$ 629,028	$ 799,356
Republic of China (Taiwan) [Member]
Net Revenue	$ 3,649,955	$ 4,670,337